Transactions with Related Parties - Additional Information (Details)	6 Months Ended
	Jun. 30, 2012 Global Services Agreement with Cardiff [Member] USD ($)	Jun. 30, 2011 Global Services Agreement with Cardiff [Member] USD ($)	Jun. 30, 2012 Chairman, President and Chief Executive Officer.	Jun. 30, 2012 Vivid [Member]	Jun. 30, 2012 Cardiff Tankers [Member]	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] EUR (€)
Commissions in connection with employment arrangements	1.00%
Commission on purchase or sale price of vessels and rigs	0.75%
Payments for Commissions	$ 2,815,000	$ 800,000
Percentage Of Shareholder			14.20%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer			2,185,000
Chartering commission					1.25%
Commission in connection to financing related services				0.20%
Consultancy agreement terms in year				5 years
Days Required For Cancellation Written Notice For Agreement				30 days
Annual Remuneration						1,100,000	900,000
Consultancy services costs						1,983,000
Sign on bonus						$ 1,900,000	€ 1,500,000